Intangible Assets (Details) - Schedule of intangible assets - Aria Energy LLC [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2020
Gas rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of Contract	Depreciation, amortization and accretion
Remaining Lives	$6,493
Expense		$ 14,636
Gas rights [Member] | Minimum [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Amortization Line Item	4
Gas rights [Member] | Maximum [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Amortization Line Item	16
O&M contracts [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of Contract	Amortization of intangibles and below-market contracts
Amortization Line Item	5
Remaining Lives	$178
Expense		552
Gas sales [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Type of Contract	Amortization of intangibles and below-market contracts
Remaining Lives	$2,514
Expense		$ 3,566
Gas sales [Member] | Minimum [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Amortization Line Item	1
Gas sales [Member] | Maximum [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Amortization Line Item	8